FDIC Indemnification Asset - Schedule of Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013
FDIC Indemnification Asset [Roll Forward]
Balance at beginning of year	$ 26,678	$ 45,690	$ 45,690	$ 68,662
Amortization	(2,534)	(3,285)	(14,604)	(14,758)
Changes in expected reimbursements from FDIC for changes in expected credit losses	(191)	(26)	2,148	522
Changes in reimbursable expenses	(156)	10	2,358	(3,453)
Payments to/(from) the FDIC	(1,635)	(633)	(8,914)	(5,283)
Balance at end of year	$ 22,162	$ 41,756	$ 26,678	$ 45,690